Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of segmented information

Segmented information for the year ended December 31, 2025 is as follows:

	Los Santos Mine	Valtreixal mine	Woulfe	Panasquiera Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	48	32,466	-	-	32,514
Production costs	-	-	-	(27,928)	-	-	(27,928)
Care and maintenance costs	(1,168)	-	-	-	-	-	(1,168)
Depreciation and amortization	(20)	-	-	(1,023)	-	-	(1,043)
(Loss) earnings from mining operations	(1,188)	-	48	3,515	-	-	2,375

Expenses
General and administrative	(504)	(6)	(34)	(1,692)	-	(18,285)	(20,521)
Interest expense	(85)	-	-	-	-	(3,948)	(4,033)
Share-based compensation	-	-	-	-	-	(11,085)	(11,085)
Foreign exchange gain (loss)	44	-	121	(449)	-	(2,689)	(2,973)
Interest income	-	-	1	-	-	1,538	1,539
Loss on valuation of warrant liabilities	-	-	-	-	-	(29,337)	(29,337)
Loss on valuation of embedded derivative liabilities	-	-	-	-	-	(97,408)	(97,408)
(Loss) income before income taxes	(1,733)	(6)	136	1,374	-	(161,213)	(161,443)

Capital expenditures	2	57	58,366	1,857	-	122	60,404

As at December 31, 2025
Assets
Current	1,322	14	7,473	12,478	-	265,633	286,920
Non-current	33,820	9,280	220,352	24,810	14,428	122	302,812
Total Assets	35,142	9,294	227,825	37,288	14,428	265,755	589,732

Total Liabilities	2,683	1,592	131,621	28,859	250	66,916	231,921

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Segmented information for the year ended December 31, 2024 is as follows:

	Los Santos Mine	Valtreixal mine	Woulfe	Panasquiera Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	26	28,810	-	-	28,836
Production costs	-	-	-	(24,679)	-	-	(24,679)
Care and maintenance costs	(1,067)	-	-	-	-	-	(1,067)
Depreciation and amortization	(21)	-	-	(1,099)	-	-	(1,120)
(Loss) earnings from mining operations	(1,088)	-	26	3,032	-	-	1,970

Expenses
General and administrative	(927)	(22)	(14)	(2,060)	-	(3,132)	(6,155)
Interest expense	(88)	(8)	-	-	-	(4,472)	(4,568)
Share-based compensation	-	-	-	-	-	(2,734)	(2,734)
Foreign exchange gain (loss)	27	(9)	756	195	-	(2,748)	(1,779)
Interest income	-	-	-	-	-	2	2
Loss on valuation of warrant liabilities	-	-	-	-	-	(2,032)	(2,032)
Loss on valuation of embedded derivative liabilities	-	-	-	-	-	(630)	(630)
(Loss) income before income taxes	(2,076)	(39)	768	1,167	-	(15,746)	(15,926)

Capital expenditures	-	126	44,033	1,572	-	-	45,731

As at December 31, 2024
Assets
Current	1,101	117	6,111	7,976	-	5,271	20,576
Non-current	31,397	8,592	168,942	26,842	-	-	235,773
Total Assets	32,498	8,710	175,052	34,818	-	5,271	256,349

Total Liabilities	3,845	1,728	107,209	26,799	-	77,695	217,276

Schedule of information by geographical region

Information by geographical region is as follows:

	Revenue		Non-current Assets
Country	Year ended December 31, 2025	Year ended December 31, 2024	December 31, 2025	December 31, 2024
Portugal	$32,466	$28,810	$24,810	$26,842
Spain	-	-	43,100	39,989
South Korea	48	26	220,352	168,942
United States	-	-	14,550	-
Total	$32,514	$28,836	$302,812	$235,773